Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Absract]
Schedule of Fair Value Measurements	The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
September 30, 2023	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	1	$26,974,295	—	—
Liabilities:
Warrant Liability – Public Warrants	1	300,000	—	—
Warrant Liability – Private Warrants	3	—	—	240,000
December 31, 2022	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	1	$205,927,087	—	—
Liabilities:
Warrant Liability – Public Warrants	1	300,000	—	—
Warrant Liability – Private Warrants	3	—	—	240,000
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
December 31, 2022	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	1	$205,927,087	—	—
Liabilities:
Warrant Liability – Public Warrants	1	300,000	—	—
Warrant Liability – Private Warrants	3	—	—	240,000
December 31, 2021	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	1	$202,006,302	—	—
Liabilities:
Warrant Liability – Public Warrants	1	4,800,000	—	—
Warrant Liability – Private Warrants	3	—	—	4,192,000

Schedule of Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements on September 30, 2023 and December 31, 2022.
	September 30, 2023	December 31, 2022
Share Price	11.05	10.30
Exercise Price	11.50	11.50
Redemption Trigger Price	18.00	18.00
Term (years)	5.31	5.05
Probability of Acquisition	1.50%	4.00%
Volatility	0.00%	0.00%
Risk Free Rate	4.50%	3.91%
Dividend Yield	0.00%	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements at December 31, 2022 and December 31, 2021.
	December 31, 2022	December 31, 2021
Share Price	$10.27	$9.85
Exercise Price	$11.50	$11.50
Redemption Trigger Price	$18.00	$18.00
Term (years)	5.05	5.55
Probability of Acquisition	4.00%	85.00%
Volatility	0.00%	10.20%
Risk Free Rate	3.91%	1.30%
Dividend Yield	0.00%	0.00%

Schedule of Change in the Fair Value of the Warrant Liabilities	The following table presents the changes in the fair value of warrant liabilities as of September 30, 2023 and 2022:
	Public Warrants (Level 1)	Private Warrants (Level 3)	Total Warrants
Fair value as of December 31, 2022	$300,000	$240,000	$540,000
Change in fair value	600,000	480,000	1,080,000
Fair value as of March 31, 2023	$900,000	$720,000	$1,620,000
Change in fair value	(600,000)	(480,000)	(1,080,000)
Fair value as of June 30, 2023	$300,000	$240,000	$540,000
Change in fair value	—	—	—
Fair value as of September 30, 2023	$300,000	$240,000	$540,000
	Public Warrants (Level 1)	Private Warrants (Level 3)	Total Warrants
Fair value as of December 31, 2021	$4,800,000	$4,192,000	$8,992,000
Change in fair value	(1,900,000)	(1,552,000)	(3,452,000)
Fair value as of March 31, 2022	$2,900,000	$2,640,000	$5,540,000
Change in fair value	(2,200,000)	(1,920,000)	(4,120,000)
Fair value as of June 30, 2022	$700,000	$720,000	$1,420,000
Change in fair value	(300,000)	(320,000)	(620,000)
Fair value as of September 30, 2022	$400,000	$400,000	$800,000
The following table presents the changes in the fair value of warrant liabilities:
	Public Warrants (Level 1)	Private Warrants (Level 3)	Total Warrants
Fair value as of December 31, 2021	$4,800,000	$4,192,000	$8,992,000
Change in fair value	(4,500,000)	(3,952,000)	(8,452,000)
Fair value as of December 31, 2022	$300,000	$240,000	$540,000